Taxes on Income (Details) - Schedule of provision for income taxes - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Provision for Income Taxes [Abstract]
Current tax
Deferred tax
Provision for income taxes, net